Subsequent Events (Details) - Shaw [Member] - CAD ($)	6 Months Ended
	Feb. 28, 2021	Mar. 15, 2021
Disclosure of detailed information about borrowings [line items]
Transaction value		$ 26,000,000,000
Share price		$ 40.5
Trading days	10 days
Debt incurred		$ 6,000,000,000
Shaw Family Living Trust [Member]
Disclosure of detailed information about borrowings [line items]
Percentage Of Consideration		60.00%